Share-based payments - Prior VSOP - Expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-based payments
Cost of Sales	€ (22)
Research and development expenses	207	€ 152
Selling and distribution expenses	30	41
General and administrative expenses	217	1,330
Other operating expenses	57	55
Total	€ 487	€ 1,578